Shareholder Report, Average Annual Return (Details) B497821_Direxion Daily CSI 300 China A Share Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily CSI 300 China A Share Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily CSI 300 China A Share Bull 2X Shares NAV
Average Annual Return, Percent	32.74%	(7.01%)	0.61%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
CSI 300 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CSI 300 Index
Average Annual Return, Percent	22.35%	0.74%	3.68%